CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED SHARES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY (DEFICIT) (Deficit) - USD ($) $ in Thousands		Noncontrolling interest	Ordinary Shares Class A Ordinary shares Recapitalization	Ordinary Shares Class A Ordinary shares Private Placement		Ordinary Shares Class A Ordinary shares License agreement with Lilly	Ordinary Shares Class A Ordinary shares		Ordinary Shares	Additional Paid-in Capital Private Placement	Additional Paid-in Capital Pre-Funded Warrants	Additional Paid-in Capital License agreement with Lilly	Additional Paid-in Capital	Accumulated Deficit Recapitalization	Accumulated Deficit	Class A Ordinary shares	Redeemable Noncontrolling Interest Recapitalization	Redeemable Noncontrolling Interest	Convertible Preferred Shares Recapitalization		Convertible Preferred Shares		Recapitalization	Private Placement	Pre-Funded Warrants	License agreement with Lilly	Total
Balance (Shares) at Jan. 17, 2022							0														0
Balance at Jan. 17, 2022		$ 0					$ 0	[1]					$ 0		$ 0			$ 0			$ 0	[1]					$ 0
Convertible Preferred Shares
Issuance of Series A-1 convertible preferred shares for cash	[1]																				$ 10,000
Issuance of Series A-1 convertible preferred shares for cash (in Shares)																					10,808,332
Issuance of Series A-1 convertible preferred shares for license	[1]																				$ 2,500
Issuance of Series A-1 convertible preferred shares as license compensation (in shares)																					2,702,083
Exercises of stock options (in Shares)							383,372
Issuance of Series A-1 convertible preferred shares as license compensation	[1]																				$ 2,500
Share-based compensation													309														309
Balance at Jun. 30, 2022	[1]																				$ 12,500
Balance (Shares) at Jun. 30, 2022																					13,510,415
Increase (Decrease) in Stockholders' Deficit
Issuance of shares (in shares)							108
Net loss															(8,744)												(8,744)
Ending Balance (in Shares) at Jun. 30, 2022							383,480
Balance at Jun. 30, 2022													309		(8,744)												(8,435)
Balance (Shares) at Jan. 17, 2022							0														0
Balance at Jan. 17, 2022		0					$ 0	[1]					0		0			0			$ 0	[1]					0
Convertible Preferred Shares
Adjustment to Zura subsidiary's preferred stock to redemption																											$ (6,652)
Balance at Dec. 31, 2022																	$ 10,000	10,000	$ 12,500	[1]	12,500	[1]
Balance (Shares) at Dec. 31, 2022																			125,000								125,000
Increase (Decrease) in Stockholders' Deficit
Issuance of shares (in shares)																											3,547
Net loss																											$ (25,738)
Ending Balance (in Shares) at Dec. 31, 2022			3,548				279,720		3,548							383,479											3,548
Balance at Dec. 31, 2022														$ (32,056)	(32,056)								$ (32,056)				$ (32,056)
Convertible Preferred Shares
Exercises of stock options (in Shares)									3,547
Balance at Dec. 31, 2022																	10,000	10,000	$ 12,500	[1]	$ 12,500	[1]
Balance (Shares) at Dec. 31, 2022																			125,000								125,000
Beginning Balance (in shares) at Jan. 18, 2022									0
Increase (Decrease) in Stockholders' Deficit
Issuance of shares (in shares)									1
Net loss															(25,738)												$ (25,738)
Ending Balance (in Shares) at Dec. 31, 2022			3,548				279,720		3,548							383,479											3,548
Balance at Dec. 31, 2022														(32,056)	(32,056)								(32,056)				$ (32,056)
Balance (Shares) at Mar. 31, 2022																					13,510,415
Balance at Mar. 31, 2022	[1]																				$ 12,500
Convertible Preferred Shares
Exercises of stock options (in Shares)							383,372
Share-based compensation													309														309
Balance at Jun. 30, 2022	[1]																				$ 12,500
Balance (Shares) at Jun. 30, 2022																					13,510,415
Beginning Balance (in shares) at Mar. 31, 2022							108
Balance at Mar. 31, 2022															(7,819)												(7,819)
Increase (Decrease) in Stockholders' Deficit
Net loss															(925)												(925)
Ending Balance (in Shares) at Jun. 30, 2022							383,480
Balance at Jun. 30, 2022													309		(8,744)												(8,435)
Convertible Preferred Shares
Recapitalization																			13,385,415
Balance after recapitalization (in shares)																					13,510,415
Redeemable noncontrolling interest																											$ 10,000
Recapitalization			276,172
Balance (Shares) at Dec. 31, 2022																			125,000								125,000
Balance at Dec. 31, 2022																	$ 10,000	10,000	$ 12,500	[1]	$ 12,500	[1]
Convertible Preferred Shares
Issuance of Series A-1 convertible preferred shares for license	[1]																				$ 2,186
Issuance of Series A-1 convertible preferred shares as license compensation (in shares)																					267,939
Conversion of Series A-1 convertible preferred shares to Class A Ordinary Shares in connection with Business Combination							$ 2	[1]					14,684								$ (14,686)	[1]					$ 14,686
Conversion of Series A-1 convertible preferred shares to Class A Ordinary Shares in connection with Business Combination (in shares)							13,778,354														(13,778,354)
Issuance of Class A Ordinary Shares in connection with Business Combination, including PIPE Investment, Forward Purchase Investment, and Backstop Shares, net of $4.0 million of transaction costs							$ 1	[1]					48,350														48,351
Issuance of Class A Ordinary Shares in connection with Business Combination, including PIPE Investment, Forward Purchase Investment, and Backstop Shares (in shares)							12,444,081
Issuance of Class A Ordinary Shares to settle research and development license consideration liability													4,488														4,488
Issuance of Class A Ordinary Shares to settle research and development license consideration liability (in shares)							550,000
Reclassification of public warrant liability to equity													2,001														2,001
Adjustment to Zura subsidiary's preferred stock to redemption															(203)			203									(203)
Stone Peach Call Right issued to noncontrolling interest		1,541																									1,541
Deemed dividend to redeemable noncontrolling interest															(10,875)			10,875									(10,875)
Issuance of Series A-1 convertible preferred shares as license compensation	[1]																				$ 2,186
Share-based compensation													8,088														$ 8,088
Balance at Jun. 30, 2023																		20,875
Beginning Balance (in shares) at Dec. 31, 2022			3,548				279,720		3,548							383,479											3,548
Balance at Dec. 31, 2022														$ (32,056)	(32,056)								$ (32,056)				$ (32,056)
Increase (Decrease) in Stockholders' Deficit
Issuance of shares (in shares)				15,041,530		1,000,000
Issuance of shares				$ 1	[1]					$ 54,133	$ 16,070	$ 7,840												$ 54,134	$ 16,070	$ 7,840
Net loss															(43,617)			(203)									(43,617)
Ending Balance (in Shares) at Jun. 30, 2023							43,093,685									43,093,685
Balance at Jun. 30, 2023		1,541					$ 4	[1]					155,654		(86,751)												70,448
Balance at Mar. 31, 2023																		10,000
Convertible Preferred Shares
Stone Peach Call Right issued to noncontrolling interest		1,541																									1,541
Deemed dividend to redeemable noncontrolling interest															(10,875)			10,875									(10,875)
Share-based compensation													7,908														7,908
Balance at Jun. 30, 2023																		$ 20,875
Beginning Balance (in shares) at Mar. 31, 2023							27,052,155
Balance at Mar. 31, 2023							$ 3	[1]					69,703		(41,851)												27,855
Increase (Decrease) in Stockholders' Deficit
Issuance of shares (in shares)				15,041,530		1,000,000
Issuance of shares							$ 1	[1]		$ 54,133	$ 16,070	$ 7,840												$ 54,134	$ 16,070	$ 7,840
Net loss															(34,025)												(34,025)
Ending Balance (in Shares) at Jun. 30, 2023							43,093,685									43,093,685
Balance at Jun. 30, 2023		$ 1,541					$ 4	[1]					$ 155,654		$ (86,751)												$ 70,448

[1]	The Company’s convertible preferred shares and Class A Ordinary Shares prior to the closing of the Business Combination (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 108.083 established in the Business Combination Agreement as described in Note 3